Taxation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
Tax exemption period	2 years
Tax rate reduction period	3 years
Tax rate reduction starting from the first profit making year	50.00%
Tax holiday	5 years
Tax payable without tax holidays	$ 49,642	$ 461,396	$ 424,875
Increase (decrease) in basic and diluted loss per ordinary share from continuing operations due to tax holidays	$ 0.00	$ 0.01	$ 0.01
Unrecognized tax benefits would impact the effective if recognized	0	2,500,000	3,100,000
Income tax losses carrying forward	23,622,546
Valuation allowances recognized	$ 7,600,000
Maximum
Income Taxes [Line Items]
Income tax losses carrying forward, expiration year	2017
Minimum
Income Taxes [Line Items]
Foreign invested manufacturing enterprises, scheduled operational period	10 years
Income tax losses carrying forward, expiration year	2013
CHINA
Income Taxes [Line Items]
Enterprise income tax rate	25.00%
Enterprise income tax rate, effective date	2008-01-01
Enterprise Income Tax law, transition period	5 years
CHINA | Shanghai Acorn Advertising Broadcasting Co., Ltd. ("Shanghai Advertising")
Income Taxes [Line Items]
Corporate income tax, pursuant to local tax preferential arrangement	25.00%	24.00%	22.00%
CHINA | Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information")
Income Taxes [Line Items]
Corporate income tax, pursuant to local tax preferential arrangement	25.00%	24.00%	22.00%
Non-resident Enterprises | CHINA
Income Taxes [Line Items]
Income tax rate	10.00%
Subsidiaries | CHINA | Maximum
Income Taxes [Line Items]
Dividend withholding tax rate	10.00%
Subsidiaries | CHINA | Non-Transfer Pricing Matters | Maximum
Income Taxes [Line Items]
Income tax examination year under examination	2012
Subsidiaries | CHINA | Non-Transfer Pricing Matters | Minimum
Income Taxes [Line Items]
Income tax examination year under examination	2008
Subsidiaries | CHINA | Transfer Pricing Matters | Maximum
Income Taxes [Line Items]
Income tax examination year under examination	2012
Subsidiaries | CHINA | Transfer Pricing Matters | Minimum
Income Taxes [Line Items]
Income tax examination year under examination	2002